RIGHT-OF-USE ASSETS AND OPERATING LIABILITIES	12 Months Ended
Dec. 31, 2024
Right-of-use Assets And Operating Liabilities
RIGHT-OF-USE ASSETS AND OPERATING LIABILITIES

5. RIGHT-OF-USE ASSETS AND OPERATING LIABILITIES

As of December 31, 2024, the Group subsisted of the following non-cancellable lease contracts.

Description of lease	Lease term
Office at Central, Hong Kong	3 years from November 16, 2024 to November 15, 2027

(a)	Amounts recognized in the consolidated balance sheet:

	As of December 31,
	2023	2024	2024
	HK$	HK$	US$
Right-of-use assets	1,658,382	4,188,215	539,183

Operating lease liabilities
Current	1,746,317	1,204,436	155,057
Non-current	—	3,063,509	394,390
	1,746,317	4,267,945	549,447

MAGIC EMPIRE GLOBAL LIMITED
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.	RIGHT-OF-USE ASSETS AND OPEARTING LEASE LIABILITIES (cont.)

(b)	A summary of lease cost recognized in the Group’s consolidated statements of operations and supplemental cash flow information related to operating leases is as follows:

	For the years ended December 31,
	2022	2023	2024	2024
	HK$	HK$	HK$	US$
Amortization charge of right-of-use assets	1,895,294	1,895,294	1,719,081	221,311
ROU assets obtained in exchange for operating lease liabilities	—	—	4,248,914	546,998
Interest of lease liabilities	232,002	139,296	61,232	7,883
Cash paid for operating leases	2,044,020	2,044,020	1,788,518	230,251

(c)	The following table shows the remaining contractual maturities of the Group’s operating lease liabilities as of December 31, 2024:

	Twelve months ended December 31,
	HK$	US$

2025	1,411,265	181,684
2026	1,721,280	221,594
2027	1,506,120	193,895

Total future lease payments	4,638,665	597,173
Less: imputed interest	(370,720)	(47,726)
Present value of lease obligation	4,267,945	549,447

The weighted-average discount rate used to determine the operating lease liability as of December 31, 2024 and 2023 was 5.375% and 5.000%, respectively.